Vessel revenue	6 Months Ended
Jun. 30, 2018
Vessel revenue
Vessel revenue

15.         Vessel revenue

During each of the six months ended June 30, 2018 and 2017, we had five vessels that earned revenue through long-term time-charter contracts (with initial terms of one year or greater). The remaining vessels earned revenue from the Scorpio Group Pools or in the spot market.

The table below depicts our sources of revenue for the six months ended June 30, 2018 and 2017:

	For the six months ended June 30,
In thousands of U.S. dollars	2018	2017
Pool revenue	$272,436	$217,449
Time charter revenue	18,558	18,476
Voyage revenue (spot market)	7,247	5,294
	$298,241	$241,219

Seasonality

The tanker market is typically stronger in the winter months of the northern hemisphere as a result of increased oil consumption but weaker in the summer months of the northern hemisphere as a result of lower oil consumption and refinery maintenance. In addition, unpredictable weather patterns during the winter months tend to disrupt vessel scheduling. The oil price volatility resulting from these factors has historically led to increased oil trading activities in the winter months. As a result revenues generated by our vessels have historically been weaker during April to September and stronger during October to March.